VEDDER PRICE P.C. 222 NORTH LASALLE STREET CHICAGO, ILLINOIS 60601 312-609-7500 FAX: 312-609-5005 CHICAGO • NEW YORK CITY• WASHINGTON,D.C.
COREY L. ZARSE 312-609-7785 czarse@vedderprice.com

October 15, 2010

VIA EDGAR

Securities and Exchange Commission

100 F Street, NE

Washington, D.C. 20549

Re:	Aston Funds Post-Effective Amendment No. 115 under the Securities Act of 1933 and Amendment No. 117 under Investment Company Act of 1940
File Nos. 033-68666 and 811-8004

To the Commission :

On behalf of Aston Funds (the “Trust”), we are transmitting electronically for filing pursuant to the Securities Act of 1933, as amended (the “1933 Act”), and the Investment Company Act of 1940, as amended (the “1940 Act”), the Trust’s Post-Effective Amendment No. 115 to its Registration Statement on Form N-1A (Amendment No. 117 under the 1940 Act).

This Amendment is being filed pursuant to the conditions and requirements of Rule 485(a)(2) under the 1933 Act for the purpose of adding one new series of the Trust, Aston/River Road Long-Short Fund. We intend for this Amendment to become effective 75 days after filing.

If you have any questions or comments concerning this filing, please contact the undersigned at (312) 609-7785.

Very truly yours,

/s/ Corey L. Zarse

Corey L. Zarse

CZ/vyt

Enclosures